SCHEDULE OF PRODUCT SALES AND RETURNS RELATED TO MEMBERSHIPS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Revenue returns		$ 1,162	$ 1,183	$ 41,755
Membership [Member]
Product Information [Line Items]
Revenue returns		1,162		41,755
Product [Member]
Product Information [Line Items]
Revenue returns			$ 1,183